RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Summary of related party agreements and transactions in the consolidated statements of income
The following table reflects the related party agreements and transactions in the consolidated statements of income (loss), for the years ended December 31:

(MILLIONS)	2021	2020	2019
Revenues
Power purchase and revenue agreements	$163	$361	$387

Other income
Interest income	$10	$—	$—

Direct operating costs
Energy purchases(1)	$(62)	$(10)	$(10)
Energy marketing & other services	(11)	(17)	(26)
Insurance expense(2)	(20)	(21)	(18)
	$(93)	$(48)	$(54)
Interest expense
Borrowings	$(29)	$(1)	$(4)

Other related party services	$(13)	$—	$—

Management service costs
Management service agreement	$(175)	$(152)	$(109)
(1)Certain subsidiaries that the company controls, through a voting agreement, have entered into agreements to appoint the partnership as their agent in entering into certain derivative transactions with external counterparties to hedge against fluctuations in power purchase prices. During the first quarter of 2021, the company recognized a $62 million gains (2020: nil and 2019: nil) associated with agency arrangement which have been excluded from energy purchases. As of April 1, 2021, the agency arrangements were transferred from the partnership to the company upon the closing of Energy Marketing Internalization.
(2)Prior to November 2021, insurance services were paid to external insurance service providers through subsidiaries of Brookfield Asset Management. The fees paid to the subsidiaries of Brookfield Asset Management in 2021 were nil (2020 was nil and 2019: $1 million). As of November 2021, Brookfield, through a regulated subsidiary, began providing insurance coverage through third-party commercial insurers for the benefits of certain entities in North America. The premiums charged pursuant to these arrangements are at or lower than market rates, and of the 2021 term premiums to be remitted to Brookfield, $1 million was recorded in the consolidated statements of income (loss) in 2021.

Summary of related party agreements and transactions on the consolidated statements of financial position
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position as at December 31:

(MILLIONS)	Related party	2021	2020
Current assets
Due from related parties
Amounts due from	Brookfield	$16	$13
	The partnership	523	392
	Equity-accounted investments and other	9	7
		$548	$412
Non-current assets
Due from related parties
Amounts due from	Equity-accounted investments and other	$10	$2

Current liabilities
Due to related parties
Amounts due to	Brookfield	$21	$18
	The partnership	625	513
	Equity-accounted investments and other	3	5
		$649	$536
Share-settlement liability(1)	The partnership	—	158
		$649	$694
Non-current liabilities
Non-recourse borrowings	Brookfield and the partnership	$8	$9

Due to related parties
Amounts due to	Equity-accounted investments and other	$—	$1
(1)Refer to Note 26 – Commitments, contingencies and guarantees for additional information on the company’s litigation matters.